UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740

(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: October 31, 2023

Item 1. Report to Stockholders.

(a)	The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Knowledge Leaders Developed World ETF

(KLDW)

SEMI-ANNUAL REPORT

OCTOBER 31, 2023

Knowledge Leaders Developed World ETF

A series of Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	10
Expense Example	19

Before investing you should carefully consider the Fund’s investment objectives, risks, charges and expenses. This and other information is available in the Fund’s prospectus, a copy of which may be obtained by visiting the Fund’s website at http://www.knowledgeleadersfunds.com/kldw/. Please read the prospectus carefully before you invest.

Knowledge Leaders Developed World ETF

SCHEDULE OF INVESTMENTS

As of October 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.0%
	AUSTRALIA — 2.7%
58,289	Aristocrat Leisure, Ltd.	$1,421,976
689,917	Harvey Norman Holdings, Ltd.	1,603,133
		3,025,109
	BELGIUM — 3.6%
5,480	D’ieteren Group	811,509
30,122	Groupe Bruxelles Lambert N.V.	2,196,888
9,861	Solvay S.A.	1,039,598
		4,047,995
	CANADA — 3.9%
16,468	Descartes Systems Group, Inc.*	1,188,970
9,980	FirstService Corp.	1,410,679
13,370	RB Global, Inc.	873,998
11,142	Suncor Energy, Inc.	360,445
19,852	Suncor Energy, Inc.	643,205
		4,477,297
	FINLAND — 1.6%
184,490	Nokia Oyj	612,319
97,589	Stora Enso Oyj - R Shares	1,168,191
		1,780,510
	FRANCE — 1.7%
35,439	Dassault Systemes S.E.	1,453,972
2,909	Sartorius Stedim Biotech	542,858
		1,996,830
	GERMANY — 4.2%
12,555	Beiersdorf A.G.	1,646,222
7,211	Merck KGaA	1,084,996
14,657	Puma S.E.	825,748
8,975	SAP SE	1,202,328
		4,759,294
	ITALY — 2.0%
16,768	Interpump Group S.p.A.	698,317
15,327	Moncler S.p.A.	792,859
20,801	Prysmian S.p.A.	775,909
		2,267,085
	JAPAN — 34.4%
130,200	Amada Co., Ltd.	1,246,591
36,400	Asahi Group Holdings, Ltd.	1,306,550
35,600	Azbil Corp.	1,037,594
55,100	Bandai Namco Holdings, Inc.	1,128,960
38,500	Biprogy, Inc.	953,316
1

Knowledge Leaders Developed World ETF

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
35,800	Chugai Pharmaceutical Co., Ltd.	$1,054,297
70,800	Denso Corp.	1,028,258
22,400	Fuji Electric Co., Ltd.	839,824
23,200	FUJIFILM Holdings Corp.	1,256,625
5,600	Hikari Tsushin, Inc.	799,445
28,600	Hisamitsu Pharmaceutical Co., Inc.	904,957
28,884	Hoshizaki Corp.	924,624
92,200	J Front Retailing Co., Ltd.	870,891
50,700	Kao Corp.	1,839,254
15,800	Konami Holdings Corp.	808,962
73,000	Kubota Corp.	970,795
74,400	Mazda Motor Corp.	699,565
233,200	Mitsubishi Chemical Holdings Corp.	1,305,932
35,132	Nifco, Inc.	812,157
9,700	Nitori Holdings Co., Ltd.	1,051,055
31,800	NOF Co., Ltd.*	1,245,795
43,000	Nomura Research Institute, Ltd.	1,119,826
45,100	NS Solutions Corp.	1,301,377
29,000	Recruit Holdings Co., Ltd.	829,720
98,400	Sanwa Holdings Corp.	1,311,502
18,000	SCREEN Holdings Co., Ltd.	824,141
27,000	Secom Co., Ltd.	1,863,053
118,800	Sekisui Chemical Co., Ltd.	1,611,246
30,100	Shionogi & Co., Ltd.	1,388,680
66,100	Showa Denko KK	1,057,329
18,100	Tokyo Ohka Kogyo Co., Ltd.	1,030,103
50,900	TOPPAN Holdings, Inc.	1,160,202
95,300	Tosoh Corp.	1,156,286
37,200	Unicharm Corp.	1,257,890
50,200	Yokogawa Electric Corp.	899,122
		38,895,924
	NETHERLANDS — 0.7%
43,879	Koninklijke Philips N.V.*	830,111

	NORWAY — 1.3%
208,089	Orkla A.S.A.	1,433,118

	SWEDEN — 4.0%
129,048	Atlas Copco AB - Class A	1,665,560
79,526	Epiroc AB - Class A	1,306,138
79,565	VOLVO AB - Class B	1,573,119
		4,544,817
2

Knowledge Leaders Developed World ETF

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SWITZERLAND — 2.2%
18,260	Alcon, Inc.	$1,300,602
11,432	Garmin Ltd.	1,172,123
		2,472,725
	UNITED KINGDOM — 6.1%
378,342	ConvaTec Group PLC	937,480
19,484	Dechra Pharmaceuticals PLC	900,320
89,880	GSK PLC	1,589,512
123,993	Sage Group PLC	1,460,358
1,173,252	Vodafone Group PLC	1,077,728
43,901	Weir Group PLC	909,347
		6,874,745
	UNITED STATES — 27.6%
11,029	3M Co.	1,003,088
5,426	Accenture PLC - Class A	1,612,010
12,374	Agilent Technologies, Inc.	1,279,100
5,540	Airbnb, Inc. - Class A*	655,327
7,750	Akamai Technologies, Inc.*	800,808
8,982	Alphabet, Inc. - Class A*	1,114,487
7,524	Amazon.com, Inc.*	1,001,369
18,849	Amphenol Corp. - Class A	1,518,287
8,596	Analog Devices, Inc.	1,352,409
22,347	Boston Scientific Corp.*	1,143,943
15,717	Carrier Global Corp.	749,072
5,957	Danaher Corp.	1,143,863
6,143	Datadog, Inc.*	500,470
7,418	Ecolab, Inc.	1,244,295
10,980	Genuine Parts Co.	1,414,883
8,533	Global Payments, Inc.	906,375
3,525	Hubbell, Inc.	952,103
2,293	Intuit, Inc.	1,134,920
41,113	Keurig Dr Pepper, Inc.	1,246,957
2,221	KLA Corp.	1,043,204
1,551	Lam Research Corp.	912,329
11,432	Micron Technology, Inc.	764,458
1,880	Monolithic Power Systems, Inc.	830,471
12,680	NetApp, Inc.	922,850
10,296	PPG Industries, Inc.	1,264,040
5,378	STERIS PLC	1,129,272
2,827	Thermo Fisher Scientific, Inc.	1,257,365
5,426	Trane Technologies PLC	1,032,622
15,876	TransUnion	696,639
2,049	Veralto Corp.*	141,381
3

Knowledge Leaders Developed World ETF

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
8,026	Zoom Video Communications, Inc. - Class A*	$481,400
		31,249,797
	TOTAL COMMON STOCKS
	(Cost $111,861,482)	108,655,357

	TOTAL INVESTMENTS — 96.0%
	(Cost $111,861,482)	$108,655,357
	Other Assets in Excess of Liabilities — 4.0%	4,517,440
	TOTAL NET ASSETS — 100.0%	$113,172,797

PLC	Public Limited Company

RB –	Revenue Bonds
*	Non-income producing security.

See accompanying Notes to Financial Statements.

4

Knowledge Leaders Developed World ETF

SUMMARY OF INVESTMENTS

As of October 31, 2023 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Information Technology	26.6%
Industrials	17.8%
Health Care	14.6%
Consumer Discretionary	13.2%
Consumer Staples	7.7%
Materials	6.9%
Communication Services	4.1%
Financials	3.0%
Real Estate	1.2%
Energy	0.9%
Total Common Stocks	96.0%
Total Investments	96.0%
Other Assets in Excess of Liabilities	4.0%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

5

Knowledge Leaders Developed World ETF
STATEMENT OF ASSETS AND LIABILITIES
As of October 31, 2023 (Unaudited)

Assets:
Investments, at value (Cost $111,861,482)	108,655,357
Cash	3,856,381
Receivables:
Reclaims receivable	379,679
Dividends and interest	357,812
Total assets	113,249,229

Liabilities:
Foreign currency due to custodian, at value (proceeds $1,741)	1,728
Payables:
Advisory fees	74,704
Total liabilities	76,432
Net Assets	$113,172,797

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$124,902,541
Total distributable earnings (accumulated deficit)	(11,729,744)
Net Assets	$113,172,797

Shares of beneficial interest issued and outstanding	3,100,001
Net asset value per share	$36.51

See accompanying Notes to Financial Statements.

6

Knowledge Leaders Developed World ETF
STATEMENT OF OPERATIONS
For the Six Months Ended October 31, 2023 (Unaudited)

Investment Income:
Dividend (net of foreign withholding taxes of $113,219)	$1,203,490
Total investment income	1,203,490

Expenses:
Advisory fees	479,401
Interest expense	1,284
Total expenses	480,685
Net investment income (loss)	722,805

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on investments	16,206,490
Net realized gain (loss) on investments in-kind	741,280
Net realized gain (loss) on foreign currency transactions	(9,744)
Net change in unrealized appreciation/(depreciation) on investments	(27,787,795)
Net change in unrealized appreciation/(depreciation) on foreign currency translation	(15,407)
Net realized and unrealized gain (loss)	(10,865,176)

Net Increase (Decrease) in Net Assets from Operations	$(10,142,371)

See accompanying Notes to Financial Statements.

7

Knowledge Leaders Developed World ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended October 31, 2023 (Unaudited)	For the Year Ended April 30, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$722,805	$1,519,589
Net realized gain (loss) on investments, investments in-kind and foreign currency transactions	16,938,026	(11,177,516)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translation	(27,803,202)	12,835,811
Net increase (decrease) in net assets resulting from operations	(10,142,371)	3,177,884

Distributions to Shareholders:	-	(2,229,007)

Capital Transactions:
Net proceeds from shares sold	-	1,861,275
Cost of shares redeemed	(3,796,110)	(33,601,565)
Net increase (decrease) in net assets from capital share transactions	(3,796,110)	(31,740,290)

Total increase (decrease) in net assets	(13,938,481)	(30,791,413)

Net Assets:
Beginning of period	127,111,278	157,902,691
End of period	$113,172,797	$127,111,278

Capital Share Transactions:
Shares sold	-	50,000
Shares redeemed	(100,000)	(900,000)
Net increase (decrease) in capital share transactions	(100,000)	(850,000)

See accompanying Notes to Financial Statements.

8

Knowledge Leaders Developed World ETF
FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended October 31, 2023		For the Year Ended April 30,
	(Unaudited)		2023	2022	2021	2020	2019
Net asset value, beginning of period	$39.72		$38.99	$44.79	$31.87	$33.75	$34.06
Income from Investment Operations:
Net investment income (loss)[1]	0.23		0.43	0.45	0.28	0.31	0.39
Net realized and unrealized gain (loss) on investments	(3.44)		0.96	(6.02)	12.90	(1.83)	(0.41)
Total from investment operations	(3.21)		1.39	(5.57)	13.18	(1.52)	(0.02)

Less Distributions:
From net investment income	-		(0.66)	(0.23)	(0.26)	(0.36)	(0.29)
Total distributions	-		(0.66)	(0.23)	(0.26)	(0.36)	(0.29)

Net asset value, end of period	$36.51		$39.72	$38.99	$44.79	$31.87	$33.75

Total return[2]	(8.08	)% [3]	3.71%	(12.52)%	41.40%	(4.64)%	0.09%
Total return at market price[4]	(7.59	)% [3]	4.81%	(13.28)%	42.40%	(5.35)%	(0.08)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$113,173		$127,111	$157,903	$183,659	$130,671	$131,628

Ratio of expenses to average net assets	0.75	% [5]	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets	1.13	% [5]	1.15%	0.98%	0.70%	0.92%	1.19%

Portfolio turnover rate[6]	80	% [3]	96%	23%	31%	19%	18%

[1]	Based on average shares outstanding during the period.
[2]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[3]	Not annualized.
[4]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on The NASDAQ Stock Market LLC. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on The NASDAQ Stock Market LLC.
[5]	Annualized.
[6]	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

9

Knowledge Leaders Developed World ETF

NOTES TO FINANCIAL STATEMENTS

October 31, 2023 (Unaudited)

Note 1 – Organization

Knowledge Leaders Developed World ETF (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek long-term capital appreciation. The Fund is an actively managed exchange-traded fund (“ETF”).

The Fund commenced investment operations on May 25, 2020 following the tax-free reorganization of the Knowledge Leaders Developed World ETF (the “Predecessor Fund”), a series of Exchange Listed Funds Trust, into the Fund. The Agreement and Plan of Reorganization was approved by the Board of Trustees of Exchange Listed Funds Trust on February 25, 2020, the Trust’s Board of Trustees on March 12, 2020, and by shareholders of the Predecessor Fund on May 18, 2020. The tax-free reorganization was accomplished as of the close of business on May 22, 2020. As a result of the reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the Predecessor Fund.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Predecessor Fund received the same aggregate share net asset value (“NAV”) in the corresponding classes as noted below:

Shares Issued	Net Assets
4,100,001	$133,822,264

The net unrealized appreciation of investments transferred was $4,234,983 as of the date of the acquisition.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing NAV of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing. Prior to September 8, 2022, security valued at fair value as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee were subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee met as needed. The Valuation Committee was comprised of all the Trustees, but action may had been taken by any one of the Trustees.

10

Knowledge Leaders Developed World ETF

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2023 (Unaudited)

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date.

(c) Capital Share Transactions

Fund Shares are listed and traded on the Exchange on each day that the Exchange is open for business (“Business Day”). Individual Fund Shares may only be purchased and sold on the Exchange through a broker-dealer. Because the Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

The Fund offers and redeems Shares on a continuous basis at NAV only in large blocks of Shares, currently 50,000 Shares for the Fund (“Creation Unit”). Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Fund Shares may only be purchased from or redeemed to the Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the market value as set forth in the Participant Agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral.

11

Knowledge Leaders Developed World ETF

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2023 (Unaudited)

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A fixed purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. The Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. The Fund may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Advisor may retain all or a portion of the transaction fee to the extent the Advisor bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard Creation Unit transaction fee for the Fund is $1,800, regardless of the number of Creation Units created in the transaction.

A fixed redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to the Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for the Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the Fund securities to the account of the Trust. The non-standard charges are payable to the Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of Fund securities and the cash redemption amount and other transactions costs. The standard redemption transaction fee for the Fund is $3,500, regardless of the number of Creation Units created in the transaction.

(d) Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

12

Knowledge Leaders Developed World ETF

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2023 (Unaudited)

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(e) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended April 30, 2020-2023 and during the six months ended October 31, 2023, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders

The Fund will make distributions of net investment income and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

13

Knowledge Leaders Developed World ETF

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2023 (Unaudited)

(g) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by the Fund exceeds 15% of its NAV, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Knowledge Leaders Capital, LLC (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.75% of the Fund’s average daily net assets. The Advisor has agreed to pay all expenses of the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

Brown Brothers Harriman & Co. serves as the Fund’s fund accountant, transfer agent and custodian. UMB Fund Services, Inc. (“UMBFS”) and Mutual Fund Administration, LLC (“MFAC”) serve as the Fund’s co-administrators.

IMST Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust.

Note 4 – Federal Income Taxes

At October 31, 2023, gross unrealized appreciation and depreciation on investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$111,971,975

Gross unrealized appreciation	$6,342,701
Gross unrealized depreciation	(9,659,319)
Net unrealized appreciation (depreciation) on investments	$(3,316,618)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

14

Knowledge Leaders Developed World ETF

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2023 (Unaudited)

As of April 30, 2023, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$754,590
Undistributed long-term capital gains	-
Tax accumulated earnings	754,590

Accumulated capital and other losses	(26,775,821)

Net unrealized appreciation on investments	24,474,051
Net unrealized depreciation on foreign currency translations	(40,193)

Total distributable earnings (accumulated deficit)	$(1,587,373)

As of the tax year ended April 30, 2023, the Fund had non-expiring accumulated capital loss carryforwards:

Short-term	$(11,810,641)
Long-term	(14,965,180)
Total	$(26,775,821)

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

The tax character of distributions paid during the fiscal years ended April 30, 2023 and April 30, 2022 were as follows:

	2023	2022
Distributions paid from:
Ordinary income	$2,229,007	$978,810
Net long-term capital gains	-	-
Total distributions paid	$2,229,007	$978,810

Note 5 – Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the six months ended October 31, 2023 were as follows:

Fund	Purchases	Sales
Knowledge Leaders Developed World ETF	$101,541,963	$97,153,964

Purchases, sales, and realized gain/(loss) of in-kind transactions for the six months ended October 31, 2023 were as follows:

Fund	Purchases	Sales	Gain/(Loss)
Knowledge Leaders Developed World ETF	$-	$3,476,288	$741,280

15

Knowledge Leaders Developed World ETF

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2023 (Unaudited)

Note 6 – Distribution and Service Plan

The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to a maximum of 0.25% of average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of the Fund’s Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Trust. The Board of Trustees has not authorized the Fund to make payments under the Distribution and Service Plan.  Currently, no payment is being made by the Fund.

Note 7 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

16

Knowledge Leaders Developed World ETF

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2023 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of October 31, 2023, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2**	Level 3**	Total
Investments *
Common Stock	$108,655,357	$-	$-	$108,655,357
Total Investments	$108,655,357	$-	$-	$108,655,357

*	For a detailed break-out of by country classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 2 or Level 3 securities at period end.

Note 9 – Market Disruption and Geopolitical Risks

Certain local, regional, or global events such as war, acts of terrorism, the spread of infectious illness and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Funds’ performance, the performance of the securities in which the Funds invest and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Funds’ investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 10 – New Accounting Pronouncement

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and exchange-traded funds (ETFs) to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the fund’s streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund has adopted procedures in accordance with Rule 2a-5.

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06, Reference Rate Reform (Topic 848) - Deferral of the Sunset Date of Topic 848, which extends the period through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

17

Knowledge Leaders Developed World ETF

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2023 (Unaudited)

Note 11 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

The Fund declared the payment of a distribution to be paid, on December 26, 2023, to shareholders of record on December 21, 2023 as follows:

Long Term Capital Gain	Short Term Capital Gain	Income
$ 0.00000	$ 0.00000	$ 0.55903

On October 20, 2023, based on the recommendation of Advisor, the Board of Trustees of the Trust (the “Board”) has approved the reorganization of the Fund into the AXS Knowledge Leaders ETF (the “Acquiring Fund”), a newly created series of Investment Managers Series Trust II (the “Reorganization”). The Reorganization will occur pursuant to an Agreement and Plan of Reorganization (the “Plan”). The Plan provides for the Fund to transfer all of its assets to the Acquiring Fund in return for shares of the Acquiring Fund and cash in lieu of fractional Acquiring Fund shares (if any) and the Acquiring Fund’s assumption of the Fund’s liabilities. Each shareholder of the Fund will receive shares of the Acquiring Fund and cash in lieu of fractional Acquiring Fund shares (if any) equal to the value of the shares of the Fund owned by the shareholder prior to the Reorganization. The Reorganization is not generally expected to result in the recognition of gain or loss by the Fund or its shareholders for U.S. federal income tax purposes (except with respect to cash received by shareholders in lieu of fractional shares, if any). AXS Investments LLC will bear the costs related to the Reorganization.

The Acquiring Fund has an identical investment objective, investment strategy and fundamental investment restrictions as the Fund. If the Reorganization is completed, AXS Investments LLC (“AXS”) will become the investment advisor to the Acquiring Fund. The Advisor will not be involved in the management of the Acquiring Fund.

The Board will call a meeting of the shareholders of the Fund to vote on the Plan. If the Reorganization is approved by Fund shareholders, the Reorganization is expected to take effect in the first quarter of 2024.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

18

Knowledge Leaders Developed World ETF

EXPENSE EXAMPLE

For the Six Months Ended October 31, 2023 (Unaudited)

Expense Example

As a shareholder of the Fund you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in these examples.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2023 to October 31, 2023.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	5/1/23	10/31/23	5/1/23-10/31/23
Actual Performance	$1,000.00	$919.20	$3.63
Hypothetical (5% annual return before expenses)	1,000.00	1,021.35	3.82

*	Expenses are equal to the Fund’s annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the six month period). Assumes all dividends and distributions were reinvested.
19

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FUND INFORMATION

	TICKER	CUSIP
Knowledge Leaders Developed World ETF	KLDW	461 43U 849

Privacy Principles of the Knowledge Leaders Developed World ETF for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Knowledge Leaders Developed World ETF for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (844) 428-3525 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (844) 428-3525 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Fund files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Prior to the use of Form N-PORT, the Fund filed its complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, and notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (844) 428-3525.

Knowledge Leaders Developed World ETF

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (844) 428-3525

Item 1. Report to Stockholders (Continued).

(b)	Not Applicable

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable for open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	1/09/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	1/09/2024

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	1/09/2024